Subsequent Events - Additional information (Detail) $ / shares in Units, ¥ in Thousands											1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Sep. 04, 2027 USD ($)	Sep. 04, 2022 shares	Sep. 04, 2021 shares	Sep. 15, 2020 USD ($)	Sep. 04, 2020 USD ($)	Sep. 03, 2020 USD ($)	Apr. 15, 2020 shares	Feb. 10, 2020 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) shares	Jan. 17, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Sep. 30, 2020 shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Sep. 04, 2026 $ / shares	Sep. 04, 2025 shares	Sep. 04, 2024 shares	Sep. 04, 2023 $ / shares	Jul. 15, 2020 USD ($) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Oct. 31, 2016 $ / shares
Subsequent Event [Line Items]
Proceeds from initial public offering													¥ 703,798	$ 99,616,000
Share price | $ / shares																							$ 0.77
Milestone payments | $						$ 20,000,000
Milestone Income | $						1,740,000,000
Percentage of equity interest to domestic investors				40.00%
Consideration received | $				$ 120,000,000
Percentage of equity interest to Management team				10.00%
Percentage of equity interest to Equity incentive plan				5.00%
Proceeds from Issuance of Warrants | ¥															¥ 40,563
AbbVie [Member]
Subsequent Event [Line Items]
Upfront Fees | $						180,000,000
Clinical Development and Regulatory Approval Milestones [Member]
Subsequent Event [Line Items]
Milestone Income | $						840,000,000
Minimum [Member] | Commercial Milestone [Member]
Subsequent Event [Line Items]
potential value of license agreement | $						500,000,000
Maximum [Member] | Commercial Milestone [Member]
Subsequent Event [Line Items]
potential value of license agreement | $						$ 1,000,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Payment Award, Number of options granted												1,068,733
Subsequent Event [Member] | Restricted Shares [Member]
Subsequent Event [Line Items]
Share Based Payment Award Number Of Shares Authorized																				7,686,081
Share-based Payment Award, Number of other than options granted												4,892,918
Subsequent Event [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share Based Payment Award Number Of Shares Authorized							9,609,084
Share based compensation by share based payment arrangement number of non vested options forfeited							332,566
Subsequent Event [Member] | Amended 2018 Plan [Member]
Subsequent Event [Line Items]
Share Based Payment Award Number Of Shares Authorized							11,005,888
Share based compensation by share based payment arrangement number of non vested options forfeited							2,544,917
Subsequent Event [Member] | Share Incentive Plan 2020 [Member]
Subsequent Event [Line Items]
Share Based Payment Award Number Of Shares Authorized																				10,760,513
Subsequent Event [Member] | Zheru Zhang [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited							83,142
Subsequent Event [Member] | Lili Qian [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited							83,142
Subsequent Event [Member] | Zhengyi Wang [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited							83,142
Subsequent Event [Member] | Lei Fang [Member] | Amended 2017 Plan [Member]
Subsequent Event [Line Items]
Share based compensation by share based payment arrangement number of non vested options forfeited							83,142
Collaboration Agreement with Everest [Member] | Everest [Member]
Subsequent Event [Line Items]
Shares issued upon conversion										6,078,571
Strategic Partnership Agreement With Kalbe Genexine Biologics [Member] | Subsequent Event [Member] | CD73 Antibody [Member]
Subsequent Event [Line Items]
Upfront license fee | $											$ 340,000,000
American Depositary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchase of stock | $																				$ 20,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Number of share issued, ADS													18,804,225	18,804,225
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share issued, ADS									7,407,400
Number of share issued, price per share | $ / shares										$ 14.00
Proceeds from initial public offering | $									$ 103,700,000
IPO [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of share issued, ADS									7,407,400	7,407,400
Number of share issued, price per share | $ / shares										$ 14.00
Proceeds from initial public offering | $									$ 103,700,000	$ 104,000,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share issued, ADS								8,175,750
Proceeds from initial public offering | $								$ 114,460,500
American depository shares, common share equivalent								23
Common stock shares issuable								768,350
Share price | $ / shares								$ 14.00
Over-Allotment Option [Member] | American Depositary Shares [Member]
Subsequent Event [Line Items]
Number of share issued, ADS								8,175,750
Proceeds from initial public offering | $								$ 114,500,000
American depository shares, common share equivalent								23
Common stock shares issuable								768,350
Share price | $ / shares								$ 14.00
Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Warrants | $	$ 104,500,000
Sale of Stock, Consideration Received on Transaction | $					$ 418,000,000
Private Placement [Member] | Subsequent Event [Member] | Hillhouse Capital Group [Member]
Subsequent Event [Line Items]
Investment income from private placement | $					$ 418,000,000
Private Placement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			29,133,502
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		5,341,267
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding							30,227,056						0	0	21,865,233						30,227,056	30,227,056
Number of preferred shares converted to common shares							30,227,056
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding							30,227,056
Number of preferred shares converted to common shares							30,227,056
Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding													0	0	15,894,594						30,305,212	30,305,212
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding							23,288,783
Number of preferred shares converted to common shares							23,288,783
Convertible Preferred Stock Series B-1 Upon Conversion [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding							3,714,580
Number of preferred shares converted to common shares							3,714,580
Convertible Preferred Stock Series B-1 Upon Conversion [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock, shares outstanding							3,714,580			3,714,580
Temporary Shares Outstanding							3,301,849			3,301,849
Number of preferred shares converted to common shares							3,714,580			3,714,580
Convertible Preferred Stock Series B-2 [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding							3,301,849
Number of preferred shares converted to common shares							3,571,427
Convertible Preferred Stock Series B-2 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding							31,046,360			31,046,360
Number of preferred shares converted to common shares							3,571,427			3,571,427
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding							31,046,360
Number of preferred shares converted to common shares							34,420,469
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of preferred shares converted to common shares							34,420,469			34,420,469
Series C-1 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding							3,857,143
Number of preferred shares converted to common shares							4,537,814
Series C-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Temporary Shares Outstanding							3,857,143			3,857,143
Number of preferred shares converted to common shares							4,537,814			4,537,814
ADR [Member] | Private Placement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		12,666,740
Sale of Stock, Price Per Share | $ / shares																			$ 33
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																	2,322,290
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 45